Intangible assets - Net book values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets
Current intangible assets			$ 105
Non-current intangible assets	$ 38,089	$ 39,307	42,387
Total intangible assets other than goodwill	38,089	39,307	42,492
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Total intangible assets other than goodwill	36,941	38,393	41,314
Additions through deferred payments and other non-cash consideration, intangible assets other than goodwill	$ 625	$ 1,135	$ 124